Schedule of Stock Option Activity (Details) (Parenthetical)	Dec. 31, 2024 USD ($)
Income Tax Disclosure [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value